Summary Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
NOTE 25. Summary Quarterly Financial Data (Unaudited)

The following table presents summary quarterly financial data for continuing operations.

	2014				2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Sales	$502	$503	$793	$788	$428	$435	$396	$465
Gross margin	73	57	93	117	43	49	39	64
Income (loss) from continuing operations before income taxes	14	(38)	(11)	(8)	28	35	21	527
Net income (loss) from continuing operations	1	(36)	(21)	(19)	53	22	16	464
Net income (loss)	48	(141)	1	(114)	84	86	60	545
Net income (loss) attributable to Visteon Corporation	$19	$(155)	$(21)	$(138)	$69	$65	$43	$513

Per Share Data:
Basic earnings (loss) per share attributable to Visteon Corporation	$0.39	$(3.35)	$(0.48)	$(3.12)	$1.34	$1.30	$0.87	$10.56
Diluted earnings (loss) per share attributable to Visteon Corporation	$0.38	$(3.35)	$(0.46)	$(3.12)	$1.33	$1.29	$0.85	$10.32

Net income (loss) and net income (loss) attributable to Visteon Corporation for the quarter ended June 30, 2014, September 30, 2014 and December 31, 2014 included an impairment loss of $173 million, $15 million and $2 million as the long-lived assets subject to Interiors Divestiture were written down in their entirety. In addition, net income (loss) and net income (loss) attributable to Visteon Corporation for the quarter ended December 31, 2014 included a loss of $136 million associated with the Master Closing and India Closing of the Interiors Divestiture.

Income (loss) from continuing operations before income taxes, income (loss) from continuing operations, and net income (loss) attributable to Visteon Corporation for the quarter ended December 31, 2013 included a total gain of $465 million, including a gain of $413 million from the sale of its 50% equity interest in Yanfeng and a gain of $52 million from the remeasurement of Visteon's previous 40% equity interest in YFVE to fair value in connection with a step acquisition that resulted in a 51% controlling ownership interest in YFVE. Additionally, during the fourth quarter of 2013, Visteon recorded equity earnings of $27 million, representing its 50% share of a $54 million non-cash gain at Yanfeng. The gain resulted from the deconsolidation of YFVE at Yanfeng pursuant to Visteon's November 2013 step acquisition.